Income taxes - Amounts recognized in consolidated profit or loss (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Current tax
Provision for the period	¥ 54,289	¥ 42,395	¥ 179,268	¥ 138,572
Deferred tax
Origination and reversal of temporary differences	(1,371)	5,108	4,988	546
Income tax expense	¥ 52,918	¥ 47,503	¥ 184,256	¥ 139,118